Share Capital and Other Components of Equity - Schedule of Changes in Company’s Stock Options (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Stock Options Granted [Abstract]
Outstanding, Beginning	1,948,260	2,134,608
Outstanding, Ending	1,805,007	1,948,260
Expired/cancelled	(143,253)	(102,186)
Exercised		(84,162)